General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 24,218	€ 13,715	€ 10,266
Personnel expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	10,713	6,319	5,358
Legal, consulting and audit expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	8,134	5,601	3,055
Other expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 5,371	€ 1,795	€ 1,853